INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Reconciliation of Federal Statutory Income Tax Rate to the Effective Income tax Rate
A reconciliation of income tax expense (benefit) at the US federal statutory income tax rate and the income tax provision in the financial statements is as follows:

	December 31,
	2021	2020
Expected income tax benefit at the federal statutory rate	21.0%	21.0%
State and local taxes, net of federal benefit	10.6	12.8
Non-deductible items and other	(0.5)	—
Prior year provision to return adjustments	—	6.4
Change in valuation allowance	(31.1)	(40.2)
Total	—%	—%

Schedule of Deferred Tax Assets
The principal components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Federal and state net operating loss carryforwards	$6,617	$3,939
Share based compensation	308	97
Lease liabilities	57	96
Accruals and other	98	108
Gross deferred tax assets	7,080	4,240
Less: deferred tax liabilities	(70)	(94)
Less: valuation allowance	(7,010)	(4,146)
Net deferred tax assets	$—	$—